Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
CIK	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 14, 2017
Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2017
Prospectus Date	rr_ProspectusDate	Dec. 18, 2017